Related Parties - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 EUR (€)
Subsidiaries | Dignity Sciences Limited
Related Party Transaction [Line Items]
Revenue earned from related parties	$ 100,000		$ 100,000
Amounts due from related parties	45,700
Mr. Thomas Lynch
Related Party Transaction [Line Items]
Related party transaction amounts	$ 256,315	€ 231,750
Amounts due to related parties | €				€ 96,560
Term of agreement	3 years	3 years
Related party agreement beginning date	Aug. 01, 2016	Aug. 01, 2016